                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

        This Amendment (Check only one):   [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036



Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roger B. Gorham
Title:   Senior Vice President
Phone:   212-752-1356

Signature, Place, and Date of Signing:

/s/ Roger B. Gorham    New York, NY     May 14, 2012
--------------------   --------------   -------------
    [Signature]        [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $ 595,040 (thousands)

List of Other Included Managers:

    No.    Form 13F File Number         Name

    2                                   RSUI Indemnity Company
    3                                   Alleghany Insurance Holdings LLC
    4                                   Capitol Indemnity Corporation

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/12

                                                                   INVESTMENT                VOTING
                                                SHRS               DISCRETION              AUTHORITY
                                      MARKET     OR              ---------------         --------------
NAME OF         TITLE OF              VALUE     PRIN    SH/ PUT/ SOLE SHRD OTHER         SOLE SHRD NONE
ISSUER            CLASS      CUSIP   (X 1000)   AMT     PRN CALL (A)  (B)   (C)  MANAGER (A)  (B)  (C)
-------         ---------- --------- -------- --------- --- ---- ---- ---- ----- ------- ---- ---- ----
AT&T INC        COM        00206R102   1,874     60,000 SH                   X      2     X
AGILENT
 TECHNOLOGIES
 INC            COM        00846U101   1,335     30,000 SH                   X      2     X
AMERICAN
 EXPRESS CO     COM        025816109   2,025     35,000 SH                   X      2     X
ANHEUSER
 BUSCH INBEV    SPONSORED
 SA/NV          ADR        03524A108  53,812    740,000 SH             X            2     X
ANHEUSER
 BUSCH INBEV    SPONSORED
 SA/NV          ADR        03524A108   3,200     44,000 SH             X            3     X
ANHEUSER
 BUSCH INBEV    SPONSORED
 SA/NV          ADR        03524A108  15,708    216,000 SH             X            4     X
APPLIED MATLS
 INC            COM        038222105     871     70,000 SH                   X      2     X
AUTODESK INC    COM        052769106   1,058     25,000 SH                   X      2     X
AUTOMATIC
 DATA
 PROCESSING IN  COM        053015103   1,104     20,000 SH                   X      2     X
BERKSHIRE
 HATHAWAY
 INC DEL        CL B       084670207   1,623     20,000 SH                   X      2     X
BOEING CO       COM        097023105   1,116     15,000 SH                   X      2     X
CHUBB CORP      COM        171232101   2,073     30,000 SH                   X      2     X
COCA COLA CO    COM        191216100   2,220     30,000 SH                   X      2     X
CONOCOPHILLIPS  COM        20825C104   2,280     30,000 SH                   X      2     X
COSTCO WHSL
 CORP NEW       COM        22160K105   1,816     20,000 SH                   X      2     X
DEERE & CO      COM        244199105   2,427     30,000 SH                   X      2     X
DISNEY WALT CO  COM
                DISNEY     254687106   1,970     45,000 SH                   X      2     X
DU PONT EI DE
 NEMOURS & CO   COM        263534109   1,852     35,000 SH                   X      2     X
EMERSON ELEC
 CO             COM        291011104   1,826     35,000 SH                   X      2     X
EXXON MOBIL
 CORP           COM        30231G102   2,602     30,000 SH             X            2     X
FEDEX CORP      COM        31428X106  32,370    352,000 SH             X            2     X
FEDEX CORP      COM        31428X106   1,379     15,000 SH             X            3     X
FEDEX CORP      COM        31428X106   6,713     73,000 SH             X            4     X
GOOGLE INC      COM        38259P508   1,282      2,000 SH                   X      2     X
HESS CORP       COM        42809H107  91,962  1,560,000 SH             X            2     X
HESS CORP       COM        42809H107   2,830     48,000 SH             X            3     X
HESS CORP       COM        42809H107  23,109    392,000 SH             X            4     X
HEWLETT
 PACKARD CO     COM        428236103     715     30,000 SH                   X      2     X
HOME DEPOT INC  COM        437076102   1,006     20,000 SH                   X      2     X
INTEL CORP      COM        458140100   2,390     85,000 SH                   X      2     X
INTERNATIONAL
 BUSINESS
 MACHS          COM        459200101   2,087     10,000 SH                   X      2     X
JPMORGAN
 CHASE & CO     COM        46625H100   1,379     30,000 SH                   X      2     X
JOHNSON AND
 JOHNSON        COM        478160104   1,979     30,000 SH                   X      2     X
KELLOGG CO      COM        487836108   1,341     25,000 SH                   X      2     X
LAUDER ESTEE
 COS INC        CL A       518439104   1,549     25,000 SH                   X      2     X
LILLY ELI & CO  COM        532457108   2,013     50,000 SH                   X      2     X
LOEWS CORP      COM        540424108     997     25,000 SH                   X      2     X
LOWES COS                  548661107  37,970  1,210,000 SH             X            2     X
LOWES COS                  548661107   1,789     57,000 SH             X            3     X
LOWES COS                  548661107  10,450    333,000 SH             X            4     X
MASTERCARD INC  CL A       57636Q104   8,411     20,000 SH             X            2     X
MASTERCARD INC  CL A       57636Q104     315        750 SH             X            3     X
MASTERCARD INC  CL A       57636Q104   1,787      4,250 SH             X            4     X
MEDTRONIC INC   COM        585055106   2,155     55,000 SH                   X      2     X
MICROSOFT CORP  COM        594918104   2,742     85,000 SH             X            2     X
NEWS CORP       CL A       65248E104   1,380     70,000 SH                   X      2     X
NOBLE ENERGY
 INC            COM        655044105   1,956     20,000 SH                   X      2     X
NORDSTROM INC   COM        655664100   1,672     30,000 SH                   X      2     X

                                                                   INVESTMENT                VOTING
                                                SHRS               DISCRETION              AUTHORITY
                                      MARKET     OR              ---------------         --------------
NAME OF         TITLE OF              VALUE     PRIN    SH/ PUT/ SOLE SHRD OTHER         SOLE SHRD NONE
ISSUER            CLASS      CUSIP   (X 1000)   AMT     PRN CALL (A)  (B)   (C)  MANAGER (A)  (B)  (C)
-------         ---------- --------- -------- --------- --- ---- ---- ---- ----- ------- ---- ---- ----
NOVARTIS AG     SPONSORED
                ADR        66987V109   1,385     25,000 SH                   X      2     X
OCCIDENTAL
 PETE CORP DEL  COM        674599105  87,612    920,000 SH             X            2     X
OCCIDENTAL
 PETE CORP DEL  COM        674599105   3,619     38,000 SH             X            3     X
OCCIDENTAL
 PETE CORP DEL  COM        674599105  23,046    242,000 SH             X            4     X
ORACLE CORP     COM        68389X105   1,414     48,500 SH             X            3     X
PACCAR INC      COM        693718108   1,405     30,000 SH                   X      2     X
PENTAIR INC     COM        709631105   1,190     25,000 SH                   X      2     X
PHILIP MORRIS
 INTL INC       COM        718172109   1,329     15,000 SH                   X      2     X
PROCTER &
 GAMBLE CO      COM        742718109   2,016     30,000 SH                   X      2     X
SCHLUMBERGER
 LTD            COM        806857108   1,748     25,000 SH                   X      2     X
SEABRIGHT
 INSURANCE
 HLDGS IN       COM        811656107    1318    145,000 SH             X            2     X
SEABRIGHT
 INSURANCE
 HLDGS IN       COM        811656107   5,536    609,000 SH             X            3     X
SEABRIGHT
 INSURANCE
 HLDGS IN       COM        811656107     418     46,000 SH             X            4     X
SIGMA ALDRICH
 CORP           COM        826552101   1,461     20,000 SH                   X      2     X
SYSCO CORP      COM        871829107   1,194     40,000 SH                   X      2     X
3M CO           COM        88579Y101   1,963     22,000 SH                   X      2     X
US BANCORP DEL  COM NEW    902973304   1,109     35,000 SH                   X      2     X
UNITED PARCEL
 SERVICE INC    CL B       911312106  34,710    430,000 SH             X            2     X
UNITED PARCEL
 SERVICE INC    CL B       911312106   1,372     17,000 SH             X            3     X
UNITED PARCEL
 SERVICE INC    CL B       911312106   8,314    103,000 SH             X            4     X
VISA INC        COM CL A      92826C  44,604    378,000 SH             X            2     X
VISA INC        COM CL A      92826C   1,888     16,000 SH             X            3     X
VISA INC        COM CL A      92826C  12,508    106,000 SH             X            4     X
WAL MART
 STORES INC     COM        931142103   2,142     35,000 SH                   X      2     X
WASHINGTON
 POST CO        CL B       939640108     747      2,000 SH                   X      2     X
WELLS FARGO &
 CO NEW         COM        949746101   1,195     35,000 SH                   X      2     X
COOPER
 INDUSTRIES
 PLC            SHS        G24140108   1,279     20,000                      X      2     X
GRAND TOTAL                          595,040  9,674,500